BIOLOGICAL ASSETS - Disclosure of detailed information about unobservable inputs and their impact on fair value (Details) $ in Thousands	12 Months Ended	13 Months Ended
	Sep. 30, 2024 CAD ($) g $ / Gram	Sep. 30, 2023 CAD ($) g $ / Gram
Disclosure of detailed information about biological assets [abstract]
Average selling price per gram (excluding trim) (in CAD per gram) | $ / Gram	1.59	1.73
Average yield per plant (in gram) | g	187	173
Increase decrease per gram, selling price, sensitivity	10.00%
Increase decrease per gram, yield per plant, sensitivity (in gram) | g	10
Effect on fair value of increase or decrease in average net selling price by 10% per gram | $	$ 1,463	$ 1,690
Effect on fair value of increase or decrease in average yield per plant by 10 grams | $	$ 781	$ 978